Employee Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Wages, salaries, and benefits	$ 4,671.5	$ 4,245.5
Pension costs	140.7	126.7
Net share-based compensation	40.3	43.0
Total employee costs	4,852.5	4,415.2
Direct labor	2,965.8	2,670.9
Indirect labor	$ 1,886.7	$ 1,744.3